Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The following table reconciles the income tax benefit at statutory rates to the actual income tax expense recorded (in thousands):

	Year Ended December 31,
	2017	2016	2015
Income tax benefit at federal statutory income tax rate of 35%	$3,665	$4,068	$3,492
State income tax expense, net of federal income tax benefit	(388)	(180)	(54)
Income passed through to common unit holders and noncontrolling interests	(2)	(2,985)	(3,799)
Permanent differences	(201)	(1,410)	(3,293)
Valuation allowance	(12,725)	(407)	1,563
Effect of the Tax Cuts and Jobs Act	(303)	—	—
Other	231	134	25
Total income tax (expense) benefit	$(9,723)	$(780)	$(2,066)

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax (expense) benefit are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current:
Federal	$(3,305)	$(2,578)	$(5,958)
Foreign	(47)	—	—
State	(369)	(277)	(350)
Total current	(3,721)	(2,855)	(6,308)
Deferred:
Federal	(5,854)	2,023	4,140
Foreign	—	—	—
State	(148)	52	102
Total deferred	(6,002)	2,075	4,242
Total income tax (expense) benefit	$(9,723)	$(780)	$(2,066)

Schedule of Deferred Tax Assets and Liabilities
At December 31, 2017 and 2016, our net deferred tax asset (liability) and related valuation allowance on the consolidated balance sheets, consisted of the following (in thousands):

	December 31,
	2017	2016
Prepaid expenses	$(218)	$(383)
Investments in unconsolidated entities and joint ventures	12,529	119
Capitalized acquisition costs	1,652	2,116
Deferred compensation	4,285	3,258
Accrued expenses	851	3,065
Equity-based compensation	3,877	3,940
Furniture fixtures and equipment	(643)	(788)
Intangibles	860	182
Deferred revenue	629	214
Net operating loss	1,265	363
Deferred tax asset	25,087	12,086
Valuation allowance	(25,087)	(6,084)
Net deferred tax asset	$—	$6,002